COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT (Tables)	12 Months Ended
Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Summary of debt securities at fair value through profit or loss

	12/31/2019	12/31/2018
Government securities	564,833	5,741,430
Corporate securities	3,668	114,648
Securities issued by the BCRA	—	17,391,251
	568,501	23,247,329

Summary of other financial assets

	12/31/2019	12/31/2018
Participation Certificates in Financial Trusts	30,592	16,840
Investments in Mutual Funds	865,872	1,008,467
Other investments	59,608	12,211
Receivable from spot sales pending settlement	138,591	6,341
Several debtors	623,070	994,919
Miscellaneous debtors for credit card operations	379,133	573,379
	2,096,866	2,612,157

Summary of other debt securities

	12/31/2019	12/31/2018
Negotiable obligations	—	3,938
Debt securities from Financial trusts	—	1,863
Government securities	10,449,499	6,626,011
Others	9,057	49
	10,458,556	6,631,861

Summary of financial assets in guarantee

	12/31/2019	12/31/2018
Special guarantees accounts in the Argentine Central Bank	2,120,732	2,088,896
Deposits in guarantee	3,212,972	998,854
	5,333,704	3,087,750

Summary of inventories

	12/31/2019	12/31/2018
Electronics	21,752	92,429
Home and Health care	7,734	16,574
Tools and Workshop Equipment	16,249	365
Obsolescence Reserve	(1,280)	(1,811)
	44,455	107,557

Summary of non-financial assets

	12/31/2019	12/31/2018
Other Miscellaneous assets	831,142	912,352
Loans to employees	263,922	202,414
Payments in advance	13,570	48,568
Retirement Plan	151,171	196,799
Works of art and collector's pieces	34,546	6,896
	1,294,351	1,367,029

Summary of deposits

	12/31/2019	12/31/2018
Non-financial sector	5,470,177	17,083,822
Financial sector	28,098	38,821
Current accounts	10,885,298	10,287,013
Savings accounts	39,992,352	72,085,308
Time deposits and investments accounts	29,717,376	41,818,262
Others	2,914,876	4,682,975
	89,008,177	145,996,201

Summary of liabilities at fair value through profit or loss

	12/31/2019	12/31/2018
Liabilities for transactions in local currency	189,554	177,215
Liabilities for transactions in foreign currency	—	235,188
	189,554	412,403

Summary of other financial liabilities

	12/31/2019	12/31/2018
Amounts payable for spot transactions pending settlement	2,193,818	850,096
Collections and other operations on behalf of third parties	5,224,611	4,948,447
Fees accrued to pay	269	56,087
Financial guarantee contracts	15,268	56,260
Liabilities associated with the transfer of financial assets not derecognized	713,177	593,093
Lease liability	946,390	—
Others	22,032	60,413
	9,115,565	6,564,396

Summary of financing received from the Argentine Central Bank and other financial institutions

	12/31/2019	12/31/2018
Financing received from local financial institutions	939,136	1,918,696
Financing received from international institutions	8,078,461	10,438,410
	9,017,597	12,357,106

Summary of provisions

	12/31/2019	12/31/2018
Legal issues	33,049	47,176
Labor lawsuits	28,023	26,391
Tax	77,882	20,390
Restructuring Provision	500,000	—
Others	21,930	22,809
Judicial Deposits	15,767	15,097
Eventual commitments	367	1,840
	677,018	133,703

Summary of other non-financial liabilities

	12/31/2019	12/31/2018
Payroll and social securities	3,967,872	3,499,379
Sundry creditors	2,357,646	2,302,636
Revenue from contracts with customers (1)	192,499	191,378
Tax payable	1,396,223	1,751,473
Social security payment orders pending settlement	218,486	341,196
Other	76,188	228,577
	8,208,914	8,314,639

Schedule of estimated use of liability

	Maturity
	Up to 12	Up to 24	More than
Item	months	months	24 months	Total
Revenue from contracts with customers	93,466	47,952	51,081	192,499

Summary of interest income

	12/31/2019	12/31/2018	12/31/2017
Interest on overdrafts	4,566,729	5,000,550	2,901,607
Interest on promissory notes	5,878,441	6,272,282	3,767,219
Interest on personal loans	12,916,398	16,811,397	16,547,779
Interest on corporate unsecured loans	6,141,212	4,643,906	3,060,511
Interest on credit card loans	4,815,023	5,249,821	5,053,721
Interest on mortgage loans	3,781,641	3,028,718	263,172
Interest on automobile and other secured loan	693,000	757,191	75,662
Interest on foreign trade loans	1,730,633	1,798,461	899,192
Interest on financial leases	1,129,605	1,417,026	1,141,613
Others	3,141,913	1,810,684	540,048
Total	44,794,595	46,790,036	34,250,524

Summary of interests expenses

	12/31/2019	12/31/2018	12/31/2017
Interest on current accounts deposits	6,010,413	7,890,452	1,564,612
Interest on time deposits	19,855,152	9,991,638	5,786,089
Interest on other financial liabilities	7,692,607	7,296,529	4,460,915
Interest from financing from financial sector	274,101	1,137,554	382,729
Others	1,081,178	471,217	588,612
Total	34,913,451	26,787,390	12,782,957

Summary of net income from financial instruments at fair value through profit or loss

	12/31/2019	12/31/2018	12/31/2017
Income from corporate and government securities	1,532,374	2,812,312	1,253,840
Income from securities issued by the Argentine Central Bank	18,714,976	9,500,772	4,366,999
Derivatives	713,616	(2,605,689)	(166,485)
Total	20,960,966	9,707,395	5,454,354

Summary of service fee income

	12/31/2019	12/31/2018	12/31/2017
Commissions from deposits accounts	3,509,557	3,398,652	3,591,081
Commissions from credit and debit cards	2,897,583	3,361,286	3,598,831
Commissions from loans operations	294,820	601,763	543,388
Others	1,897,647	1,757,005	1,594,665
Total	8,599,607	9,118,706	9,327,965

Summary of service fee expenses

	12/31/2019	12/31/2018	12/31/2017
Commissions paid	2,171,167	2,099,326	1,813,673
Export and foreign currency operations	72,803	82,294	63,739
Total	2,243,970	2,181,620	1,877,412

Summary of income from insurance activities

	12/31/2019	12/31/2018	12/31/2017
Accrued premiums	2,188,006	2,263,710	2,438,417
Accrued losses	(346,018)	(510,785)	(623,792)
Production expenses	(448,632)	(447,403)	(430,916)
Total	1,393,356	1,305,522	1,383,709

Summary of other operating incomes

	12/31/2019	12/31/2018	12/31/2017
Loans recovered and allowances reversed	498,599	488,878	466,741
Insurance commissions	68,287	610,942	544,225
Rental from safety boxes	286,881	368,093	358,390
Commissions from trust services	26,280	11,722	244,890
Returns of risk funds	172,684	431,480	164,515
Commissions from financial guarantees	627,845	723,954	45,557
Default interests	420,933	371,439	232,584
Others	653,758	798,626	770,574
Total	2,755,267	3,805,134	2,827,476

Summary of personnel expenses

	12/31/2019	12/31/2018	12/31/2017
Payroll and social securities	12,415,668	10,009,697	10,258,005
Others expenses	1,748,621	3,494,603	3,181,160
Total	14,164,289	13,504,300	13,439,165

Summary of administration expenses

	12/31/2019	12/31/2018	12/31/2017
Directors´ and statutory auditors’fees	280,833	251,527	199,248
Professional fees	1,017,618	2,541,276	1,690,134
Advertising and publicity	542,054	633,316	673,128
Taxes	1,469,457	1,648,448	1,672,778
Maintenance, security and services	1,727,446	846,858	804,156
Rent	51,745	715,107	621,264
Others	2,484,390	1,978,864	1,905,586
Total	7,573,543	8,615,396	7,566,294

Summary of depreciation and impairment of non-financial assets

	12/31/2019	12/31/2018	12/31/2017
Depreciation of property, plant and equipment	682,136	322,530	549,762
Depreciation of other non-financial assets	106,936	113,747	27,405
Depreciation of intangible assets	458,407	228,450	379,652
Depreciation of right-of-use assets	567,192	—	—
Impairment of other-non financial assets	—	427	—
Total	1,814,671	665,154	956,819

Summary of other operating expenses

	12/31/2019	12/31/2018	12/31/2017
Promotions related with credit cards	510,582	651,017	651,859
Turnover tax	3,749,503	4,311,436	3,459,409
Fair value on initial recognition of loans	200,899	594,275	656,807
Contributions made to deposit insurance system	243,959	237,870	207,594
Others	1,653,348	838,563	1,418,873
Total	6,358,291	6,633,161	6,394,542